Schedule of investments

Delaware Fund for Income December 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 89.70%
Banking - 3.55%
Ally Financial 8.00% 11/1/31	2,945,000	$4,093,403
Credit Suisse Group 144A 7.50%#µy	1,525,000	1,718,405
Popular 6.125% 9/14/23	4,570,000	4,931,784
Royal Bank of Scotland Group 8.625%µy	4,595,000	4,976,730
Synovus Financial 5.90% 2/7/29 µ	1,135,000	1,205,966
		16,926,288
Basic Industry - 8.61%
Allegheny Technologies
5.875% 12/1/27	825,000	866,663
7.875% 8/15/23	2,480,000	2,784,829
Chemours
5.375% 5/15/27	1,425,000	1,264,723
7.00% 5/15/25	1,200,000	1,211,502
First Quantum Minerals
144A 7.25% 5/15/22 #	1,460,000	1,469,461
144A 7.50% 4/1/25 #	1,505,000	1,542,000
Freeport-McMoRan 5.45% 3/15/43	2,710,000	2,811,896
Hudbay Minerals 144A 7.625% 1/15/25 #	550,000	581,672
IAMGOLD 144A 7.00% 4/15/25 #	1,195,000	1,248,506
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	3,000,000	3,172,479
Kraton Polymers 144A 7.00% 4/15/25 #	2,465,000	2,545,877
Lennar 5.00% 6/15/27	1,370,000	1,490,351
Mattamy Group 144A 5.25% 12/15/27 #	2,470,000	2,574,975
New Enterprise Stone & Lime 144A 6.25% 3/15/26 #	1,500,000	1,575,521
Novelis 144A 5.875% 9/30/26 #	1,977,000	2,108,327
Olin
5.00% 2/1/30	2,615,000	2,659,063
5.625% 8/1/29	2,475,000	2,618,674
Standard Industries
144A 5.00% 2/15/27 #	1,300,000	1,358,269
144A 5.375% 11/15/24 #	2,425,000	2,497,726
144A 6.00% 10/15/25 #	850,000	895,679
Tms International Holding 144A 7.25% 8/15/25 #	1,440,000	1,306,202
TPC Group 144A 10.50% 8/1/24 #	2,475,000	2,498,723
		41,083,118
Capital Goods - 6.87%
ARD Finance 144A PIK 6.50% 6/30/27 # ❆	1,975,000	2,045,705
Ashtead Capital 144A 4.25% 11/1/29 #	1,850,000	1,893,938
Berry Global
144A 4.875% 7/15/26 #	1,325,000	1,399,960
144A 5.625% 7/15/27 #	1,550,000	1,666,289

NQ-QIV [12/19] 2/20 (1081871) 1

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 6.00% 10/15/22 #	1,300,000	$1,302,860
144A 7.50% 12/1/24 #	1,950,000	2,052,794
144A 7.875% 4/15/27 #	1,225,000	1,263,312
Cloud Crane 144A 10.125% 8/1/24 #	625,000	657,553
Gates Global 144A 6.25% 1/15/26 #	2,280,000	2,323,422
Granite Holdings US Acquisition 144A 11.00% 10/1/27 #	1,290,000	1,309,798
Mauser Packaging Solutions Holding 144A
7.25% 4/15/25 #	2,460,000	2,435,375
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	400,000	427,834
TransDigm
144A 5.50% 11/15/27 #	1,255,000	1,271,415
144A 6.25% 3/15/26 #	1,600,000	1,735,174
Trivium Packaging Finance
144A 5.50% 8/15/26 #	1,415,000	1,493,708
144A 8.50% 8/15/27 #	1,835,000	2,044,832
United Rentals North America
5.25% 1/15/30	4,800,000	5,175,120
5.50% 5/15/27	2,150,000	2,308,659
		32,807,748
Communications - 7.25%
Altice France
144A 7.375% 5/1/26 #	2,075,000	2,231,642
144A 8.125% 2/1/27 #	1,325,000	1,494,733
C&W Senior Financing 144A 6.875% 9/15/27 #	1,756,000	1,881,822
CenturyLink 144A 5.125% 12/15/26 #	2,111,000	2,153,494
Cincinnati Bell 144A 7.00% 7/15/24 #	1,450,000	1,524,298
Frontier Communications 144A 8.00% 4/1/27 #	2,425,000	2,538,611
Level 3 Financing 144A 3.875% 11/15/29 #	3,625,000	3,658,894
Qwest 7.25% 9/15/25	1,575,000	1,811,663
Sprint
7.625% 2/15/25	650,000	714,903
7.625% 3/1/26	1,325,000	1,463,661
7.875% 9/15/23	7,050,000	7,793,176
Sprint Capital 8.75% 3/15/32	1,175,000	1,428,330
T-Mobile USA 6.00% 4/15/24	1,875,000	1,940,606
T-Mobile USA Escrow=†	4,550,000	0
Zayo Group
144A 5.75% 1/15/27 #	1,525,000	1,554,124
6.375% 5/15/25	2,350,000	2,427,350
		34,617,307

2 NQ-QIV [12/19] 2/20 (1081871)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical - 9.20%
1011778 BC
144A 3.875% 1/15/28 #	1,425,000	$1,431,199
144A 5.00% 10/15/25 #	1,750,000	1,810,524
Allison Transmission 144A 5.875% 6/1/29 #	2,300,000	2,523,842
AMC Entertainment Holdings
5.75% 6/15/25	1,150,000	1,066,148
6.125% 5/15/27	3,725,000	3,408,468
Boyd Gaming
144A 4.75% 12/1/27 #	2,970,000	3,090,582
6.00% 8/15/26	1,765,000	1,900,194
Caesars Resort Collection 144A 5.25% 10/15/25 #	3,505,000	3,632,056
Cedar Fair 5.375% 6/1/24	1,225,000	1,262,258
Golden Nugget 144A 8.75% 10/1/25 #	1,025,000	1,098,662
IRB Holding 144A 6.75% 2/15/26 #	3,975,000	4,175,131
Marriott Ownership Resorts 144A 4.75% 1/15/28 #	500,000	513,299
MGM Resorts International 6.00% 3/15/23	1,200,000	1,319,502
Murphy Oil USA 4.75% 9/15/29	4,751,000	5,026,178
Scientific Games International
144A 7.00% 5/15/28 #	605,000	648,469
144A 7.25% 11/15/29 #	840,000	915,054
144A 8.25% 3/15/26 #	4,215,000	4,654,936
Stars Group Holdings 144A 7.00% 7/15/26 #	825,000	895,620
Viking Cruises
144A 5.875% 9/15/27 #	1,150,000	1,231,190
144A 6.25% 5/15/25 #	3,150,000	3,289,120
		43,892,432
Consumer Non-Cyclical - 4.56%
Albertsons
5.75% 3/15/25	1,325,000	1,375,237
144A 5.875% 2/15/28 #	575,000	612,001
144A 7.50% 3/15/26 #	625,000	702,734
B&G Foods 5.25% 9/15/27	675,000	682,594
Energizer Holdings
144A 5.50% 6/15/25 #	1,700,000	1,767,295
144A 6.375% 7/15/26 #	850,000	906,823
HLF Financing 144A 7.25% 8/15/26 #	1,325,000	1,406,156
JBS USA
144A 5.50% 1/15/30 #	3,475,000	3,738,926
144A 5.875% 7/15/24 #	575,000	592,394
144A 6.75% 2/15/28 #	2,050,000	2,269,063
Pilgrim’s Pride 144A 5.875% 9/30/27 #	2,325,000	2,518,207

NQ-QIV [12/19] 2/20 (1081871) 3

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.50% 12/15/29 #	1,325,000	$1,415,299
144A 5.75% 3/1/27 #	1,150,000	1,236,046
Spectrum Brands 144A 5.00% 10/1/29 #	2,455,000	2,541,778
		21,764,553
Energy - 11.60%
AmeriGas Partners
5.50% 5/20/25	1,575,000	1,704,922
5.625% 5/20/24	400,000	432,996
5.75% 5/20/27	1,045,000	1,149,314
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,320,000	4,987,332
Cheniere Energy Partners 144A 4.50% 10/1/29 #	3,830,000	3,942,793
Crestwood Midstream Partners
5.75% 4/1/25	1,375,000	1,409,361
6.25% 4/1/23	2,175,000	2,223,035
DCP Midstream Operating
3.875% 3/15/23	1,100,000	1,127,489
5.125% 5/15/29	925,000	961,399
Genesis Energy 6.50% 10/1/25	1,600,000	1,551,984
Gulfport Energy 6.375% 1/15/26	1,550,000	965,414
Hess Midstream Operations 144A 5.125% 6/15/28 #	1,445,000	1,464,869
Murphy Oil
5.875% 12/1/27	3,665,000	3,852,831
5.875% 12/1/42	1,219,000	1,125,667
NuStar Logistics
5.625% 4/28/27	1,650,000	1,698,427
6.00% 6/1/26	1,650,000	1,747,967
Oasis Petroleum 144A 6.25% 5/1/26 #	2,790,000	2,322,745
Parkland Fuel
144A 5.875% 7/15/27 #	1,175,000	1,259,424
144A 6.00% 4/1/26 #	1,650,000	1,745,947
PDC Energy 6.125% 9/15/24	407,000	413,274
Precision Drilling
6.50% 12/15/21	241,761	241,858
144A 7.125% 1/15/26 #	950,000	905,205
Southwestern Energy
6.20% 1/23/25	1,550,000	1,425,519
7.50% 4/1/26	600,000	556,515
7.75% 10/1/27	2,495,000	2,317,169
Sunoco 4.875% 1/15/23	1,975,000	2,025,234
Targa Resources Partners
4.25% 11/15/23	2,500,000	2,530,213

4 NQ-QIV [12/19] 2/20 (1081871)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners
144A 6.50% 7/15/27 #	2,465,000	$2,703,735
Transocean 144A 9.00% 7/15/23 #	3,680,000	3,894,673
WPX Energy 5.25% 10/15/27	2,525,000	2,668,546
		55,355,857
Financial Services - 1.30%
DAE Funding
144A 5.00% 8/1/24 #	1,675,000	1,762,821
144A 5.75% 11/15/23 #	1,125,000	1,183,123
NFP 144A 8.00% 7/15/25 #	1,295,000	1,324,675
Springleaf Finance 5.375% 11/15/29	1,850,000	1,934,453
		6,205,072
Healthcare - 7.87%
AMN Healthcare 144A 5.125% 10/1/24 #	800,000	830,332
Bausch Health 144A 5.50% 11/1/25 #	4,720,000	4,942,241
Charles River Laboratories International 144A
4.25% 5/1/28 #	3,695,000	3,771,117
DaVita 5.125% 7/15/24	4,525,000	4,647,560
Encompass Health 4.75% 2/1/30	2,335,000	2,426,882
Hadrian Merger 144A 8.50% 5/1/26 #	2,900,000	2,977,133
HCA
5.375% 2/1/25	2,075,000	2,298,924
5.875% 2/1/29	2,215,000	2,563,863
Hill-Rom Holdings 144A 4.375% 9/15/27 #	2,445,000	2,522,256
MEDNAX 144A 6.25% 1/15/27 #	1,100,000	1,130,277
Select Medical 144A 6.25% 8/15/26 #	2,015,000	2,184,975
Tenet Healthcare
6.875% 11/15/31	1,000,000	1,022,847
8.125% 4/1/22	5,630,000	6,238,209
		37,556,616
Insurance - 2.83%
Centene 144A 4.625% 12/15/29 #	2,585,000	2,728,985
GTCR AP Finance 144A 8.00% 5/15/27 #	1,450,000	1,512,129
HUB International 144A 7.00% 5/1/26 #	3,069,000	3,253,217
SBL Holdings 144A 5.125% 11/13/26 #	2,080,000	2,092,547
USI 144A 6.875% 5/1/25 #	3,854,000	3,949,155
		13,536,033
Media - 13.25%
Altice Luxembourg
144A 7.625% 2/15/25 #	2,330,000	2,429,025
144A 10.50% 5/15/27 #	2,500,000	2,854,750

NQ-QIV [12/19] 2/20 (1081871) 5

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.75% 3/1/30 #	1,125,000	$1,149,615
144A 5.00% 2/1/28 #	975,000	1,024,891
144A 5.375% 6/1/29 #	625,000	668,344
144A 5.50% 5/1/26 #	1,025,000	1,082,474
5.75% 9/1/23	925,000	945,040
144A 5.875% 4/1/24 #	3,675,000	3,806,694
144A 5.875% 5/1/27 #	1,550,000	1,642,725
Clear Channel Worldwide Holdings
144A 5.125% 8/15/27 #	3,425,000	3,572,789
144A 9.25% 2/15/24 #	1,511,000	1,676,583
Connect Finco 144A 6.75% 10/1/26 #	3,650,000	3,891,813
CSC Holdings
144A 5.375% 7/15/23 #	3,225,000	3,312,349
144A 5.75% 1/15/30 #	2,075,000	2,217,656
144A 6.625% 10/15/25 #	1,475,000	1,569,017
144A 7.50% 4/1/28 #	1,425,000	1,613,559
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	2,465,000	2,645,251
Diamond Sports Group
144A 5.375% 8/15/26 #	1,425,000	1,444,132
144A 6.625% 8/15/27 #	2,550,000	2,484,593
Gray Television 144A 7.00% 5/15/27 #	2,435,000	2,710,399
iHeartCommunications 8.375% 5/1/27	2,450,000	2,711,783
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	1,280,000	1,359,168
Netflix
4.875% 4/15/28	1,775,000	1,848,174
144A 4.875% 6/15/30 #	405,000	412,077
Nexstar Broadcasting 144A 5.625% 7/15/27 #	3,270,000	3,451,976
Radiate Holdco 144A 6.625% 2/15/25 #	3,670,000	3,717,398
Sirius XM Radio 144A 4.625% 7/15/24 #	2,325,000	2,446,098
Terrier Media Buyer 144A 8.875% 12/15/27 #	2,010,000	2,130,600
VTR Finance 144A 6.875% 1/15/24 #	2,345,000	2,402,652
		63,221,625
Real Estate - 1.06%
HAT Holdings I 144A 5.25% 7/15/24 #	950,000	1,000,668
MGM Growth Properties Operating Partnership 144A
5.75% 2/1/27 #	3,625,000	4,055,469
		5,056,137
Services - 2.78%
Anixter 6.00% 12/1/25	1,650,000	1,720,810
Brand Industrial Services 144A 8.50% 7/15/25 #	3,825,000	3,930,149
Clean Harbors 144A 5.125% 7/15/29 #	1,365,000	1,467,986

6 NQ-QIV [12/19] 2/20 (1081871)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Mobile Mini 5.875% 7/1/24	1,000,000	$1,042,500
Prime Security Services Borrower 144A 5.75% 4/15/26 #	2,460,000	2,678,335
Staples 144A 10.75% 4/15/27 #	2,375,000	2,415,019
		13,254,799
Technology - 5.61%
Banff Merger Sub 144A 9.75% 9/1/26 #	2,532,000	2,570,043
Camelot Finance 144A 4.50% 11/1/26 #	2,105,000	2,166,832
CDK Global 144A 5.25% 5/15/29 #	3,550,000	3,811,813
CommScope 144A 6.00% 3/1/26 #	650,000	692,655
CommScope Technologies 144A 6.00% 6/15/25 #	2,195,000	2,202,968
Iron Mountain 144A 5.25% 3/15/28 #	4,335,000	4,516,420
NCR 144A 6.125% 9/1/29 #	2,585,000	2,809,817
Solera 144A 10.50% 3/1/24 #	1,975,000	2,099,711
SS&C Technologies 144A 5.50% 9/30/27 #	3,100,000	3,315,063
Verscend Escrow 144A 9.75% 8/15/26 #	2,345,000	2,570,765
		26,756,087
Transportation - 0.32%
VistaJet Malta Finance 144A 10.50% 6/1/24 #	1,625,000	1,547,138
		1,547,138
Utilities - 3.04%
Calpine 144A 5.25% 6/1/26 #	2,365,000	2,468,049
Drax Finco 144A 6.625% 11/1/25 #	1,650,000	1,756,565
TerraForm Power Operating
144A 4.75% 1/15/30 #	2,475,000	2,522,891
144A 5.00% 1/31/28 #	1,675,000	1,774,093
Vistra Operations
144A 5.00% 7/31/27 #	1,175,000	1,230,025
144A 5.625% 2/15/27 #	4,505,000	4,755,478
		14,507,101
Total Corporate Bonds (cost $416,066,407)		428,087,911

Loan Agreements – 6.59%
Air Medical Group Holdings Tranche B 1st Lien 5.035%
(LIBOR01M + 3.25%) 4/28/22	1,214,780	1,191,623
Applied Systems 2nd Lien 0.00% 9/19/25 X	3,139,000	3,221,399
Apro Tranche B 1st Lien 5.842% (LIBOR03M + 4.00%)
10/28/26 •	1,361,111	1,373,021
BW Gas & Convenience Holdings Tranche B 8.00%
(LIBOR03M + 6.25%) 11/18/24 •	1,271,000	1,267,822
Chesapeake Energy 9.928% (LIBOR03M + 8.00%)
6/24/24 •	2,157,000	2,227,102
Dorna Sports Sl 4.921% (LIBOR06M + 3.00%) 4/12/24 •	2,600,000	2,566,689

NQ-QIV [12/19] 2/20 (1081871) 7

Schedule of investments

Delaware Fund for Income (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Frontier Communications Tranche B-1 1st Lien 5.55%
(LIBOR01M + 3.75%) 6/17/24 •	2,430,767	$2,448,694
Granite Generation Tranche B 1st Lien 5.57% (LIBOR03M
+ 3.75%) 11/9/26 •	2,000,000	1,985,000
Howden Tranche B 7.211% (LIBOR03M + 5.25%)
9/30/26 •	1,231,913	1,238,072
iHeartCommunications 1st Lien 5.691% (LIBOR01M +
4.00%) 5/1/26 •	1,775,067	1,794,402
Kronos 2nd Lien 0.00% 11/1/24 X	987,000	1,014,143
LCPR Loan Financing Tranche B 1st Lien 6.74%
(LIBOR01M + 5.00%) 10/15/26 •	975,000	989,625
Merrill Communications Tranche B 1st Lien
0.00% 10/5/26 X	1,645,000	1,657,337
Nexstar Broadcasting Tranche B-4 4.452% (LIBOR03M +
2.75%) 9/18/26 •	2,438	2,454
Panther BF Aggregator 2 Tranche B 1st Lien 5.305%
(LIBOR01M + 3.50%) 4/30/26 •	1,436,400	1,445,066
Stars Group Holdings Tranche B 0.00% 7/10/25 X	1,235,000	1,247,443
Terrier Media Buyer Tranche B 0.00% 12/17/26 X	1,024,000	1,035,520
Verscend Holding Tranche B 6.299% (LIBOR01M +
4.50%) 8/27/25 •	1,755,556	1,769,819
Zekelman Industries 4.035% (LIBOR01M + 2.25%)
6/14/21 •	2,979,233	2,987,426
Total Loan Agreements (cost $31,205,326)		31,462,657

	Number of shares
Short-Term Investments – 3.74%
Money Market Mutual Fund - 3.74%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	3,567,324	3,567,324
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	3,567,324	3,567,324
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	3,567,324	3,567,324
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	3,567,324	3,567,324
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	3,567,324	3,567,324
Total Short-Term Investments (cost $17,836,620)		17,836,620

Total Value of Securities – 100.03%
(cost $465,108,353)		477,387,188
Liabilities Net of Receivables and Other Assets – (0.03%)		(144,084)
Net Assets Applicable to 193,373,173 Shares Outstanding – 100.00%		$477,243,104

8 NQ-QIV [12/19] 2/20 (1081871)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $ 289,550,769, which represents
60.67% of the Fund’s net assets.
❆ PIK. The first payment of cash and/or principal will be made after June 30, 2020.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2019.
Rate will reset at a future date.
y No contractual maturity date.
†	Non-income producing security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after Dec. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments was outstanding at Dec. 31, 2019:

	Principal
Borrower	Amount	Cost	Value	Unrealized Appreciation
Apro Tranche B 1st
Lien 2.00%
(LIBOR03M +
2.00%) 10/28/26	$388,889	$388,889	$392,292	$3,403

NQ-QIV [12/19] 2/20 (1081871) 9

Schedule of investments

Delaware Fund for Income (Unaudited)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar

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